Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

10. LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the unaudited condensed consolidated balance sheets:

	December 31,	June 30,
	2022	2023
Operating lease right-of-use assets, net	$344	$1,514

Lease liabilities - current	315	624
Lease liabilities – non-current	-	796
Total operating lease liabilities	$315	1,420

The components of lease expenses were as follows:

	For the Six Months Ended June 30,
	2022	2023
Lease cost
Amortization of right-of-use assets	$619	$350
Interest of operating lease liabilities	29	9
Balance at the end of the period	$648	$359

Other information related to leases where the Group is the lessee is as follows:

	December 31,	June 30,
	2022	2023
Weighted-average remaining lease term	$0.61	$0.64
Weighted-average discount rate	4.30%	4.30%

As of June 30, 2023, the following is a schedule of future minimum payments under the Group’s operating leases:

For the year ended June 30,	Operating Leases
Remainder of 2023	$319
2024	687
2025	478
2026	2
Total lease payments	1,486
Less: imputed interest	(66)
Total	$1,420